SIGNIFICANT ACCOUNTING POLICIES - OTHER (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Policyholders Dividend Policy [Abstract]
Carrying Amount of Dividend Paying Policy as Percentage of Directly Written Life Insurance In-Force	6.20%
Carrying Amount Of Dividend Paying Policies	$ 22,418
Separate Accounts Disclosure [Abstract]
Gain (Loss) Recognized on Assets Transferred to Separate Account	$ 10,110	$ (2,928)	$ 10,117
Goodwill And Intangible Asset Impairment [Abstract]
Finite Lived Intangible Asset Useful Life	20 years 0 months 0 days
Life Insurance Liabilities [Member]
Liability For Future Policy Benefits Assumptions [Line Items]
Traditional Life Interest Rate High End	10.90%
Traditional Life Interest Rate Low End	2.25%
Annuity Liabilities [Member]
Liability For Future Policy Benefits Assumptions [Line Items]
Liability for Policyholder Contract Deposits, Interest Rate, Deferred Annuity, Low End	1.57%
Liability for Policyholder Contract Deposits, Interest Rate, Deferred Annuity, High End	11.25%